Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	2024 £m	2023 £m
Amounts receivable under insurance contracts	957	854
Pension schemes in surplus	898	634
Other receivables	87	96
	1,942	1,584